TAXATION (Summary of Changes in Unrecognised Tax Benefits) (Details)) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unrecognized tax benefits [Roll Forward]
Beginning balance	$ 1,688
Additions based on tax position of the current year		1,688
Ending balance	$ 1,688	$ 1,688